(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share
The Company calculates basic and diluted loss/earnings per share as follows:

	For the six-month periods ended June 30,
	2022	2023
Numerator
Net income	304,101	52,550,587
Less: Cumulative dividends on Series A Preferred Shares	(870,492)	(870,494)
Less: Cumulative dividends on Series C Preferred Shares	—	(185,000)
Less: Deemed dividend on warrant inducement	(2,943,675)	—
Less: Undistributed earnings allocated to non-vested shares	—	(977,828)

Net (loss)/ income attributable to common shareholders, basic	(3,510,066)	50,517,265
Add: Undistributed earnings allocated to non-vested shares	—	977,828
Add: Cumulative dividends on Series C Preferred Shares	—	185,000
Less: Undistributed earnings re-allocated to non-vested shares	—	(862,466)

Net (loss)/ income attributable to common shareholders, diluted	(3,510,066)	50,817,627

Denominator
Weighted average number of shares outstanding, basic	4,359,423	15,940,369
Weighted average number of shares outstanding, diluted	4,359,423	18,113,785

(Loss)/ Earnings per share, basic	(0.81)	3.17
(Loss)/Earnings per share, diluted	(0.81)	2.81